SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Destiny Portfolios

(Name of Registrant)

File No. 002-34099

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5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):		$479,697,376
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:	$(421,786,388)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:	$(635,529,111)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:		$(1,057,315,499)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:		$0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:	$(577,618,123)
(vii). Multiplier for determining
  registration fee 		x.0000713
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
December 21, 2010
[x]	Wire Transfer
[]	Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*  	Kenneth B. Robins
	President and Treasurer
Date  	December 21, 2010

* Please print the name and title of the signing officer below the signature.

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